Subsequent Events (Details) $ / shares in Units, ¥ in Millions	Jul. 15, 2024 USD ($) $ / shares shares	Jul. 03, 2024 USD ($)	Jun. 16, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 23, 2024 USD ($)	Jul. 03, 2024 CNY (¥)	Jun. 16, 2024 CNY (¥)	Apr. 26, 2024 CNY (¥)	Apr. 23, 2024 CNY (¥)	Mar. 31, 2024 $ / shares	Nov. 23, 2023 USD ($)	Nov. 23, 2023 CNY (¥)	Sep. 30, 2023 $ / shares	Jul. 24, 2023 USD ($)	Jul. 24, 2023 CNY (¥)	Jun. 15, 2023 USD ($)	Jun. 15, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Mar. 13, 2023 USD ($)	Mar. 13, 2023 CNY (¥)
Subsequent Events [Line Items]
Borrowing amount														$ 1,384,984	¥ 10.0			$ 415,495	¥ 3.0	$ 1,096,491	¥ 8.0
Fixed interest rate														4.25%	4.25%					4.56%	4.56%
Ordinary shares, par value (in Dollars per share)										$ 0.01875			$ 0.01875
LRC Bank [Member]
Subsequent Events [Line Items]
Borrowing amount											$ 2,077,476	¥ 15.0
Maturity date											Nov. 14, 2025	Nov. 14, 2025
Fixed interest rate											3.95%	3.95%
Borrowing amount																$ 1,384,984	¥ 10.0
Mr. Gang Lai [Member]
Subsequent Events [Line Items]
Fixed interest rate																4.00%	4.00%
Subsequent Event [Member] | Zhujiang Rural Bank [Member]
Subsequent Events [Line Items]
Borrowing amount					$ 415,495				¥ 3.0
Working capital, terms					2 years
Maturity date					Apr. 20, 2026				Apr. 20, 2026
Fixed interest rate					3.65%				3.65%
Subsequent Event [Member] | LRC Bank [Member]
Subsequent Events [Line Items]
Working capital, terms				1 year
Borrowing amount				$ 1,384,984				¥ 10.0
Fixed interest rate				4.31%				4.31%
Subsequent Event [Member] | Working Capital [Member] | LRC Bank [Member]
Subsequent Events [Line Items]
Maturity date				Apr. 25, 2025
Forecast [Member]
Subsequent Events [Line Items]
Public offering shares (in Shares) | shares	20,000,000
Total amount | $	$ 25
Offering-related expenses | $	$ 199,830
Forecast [Member] | Mr. Gang Lai [Member]
Subsequent Events [Line Items]
Working capital, terms			11 months
Borrowing amount			$ 1,121,837				¥ 8.1
Fixed interest rate			3.90%				3.90%
Forecast [Member] | Working Capital [Member] | Mr. Gang Lai [Member]
Subsequent Events [Line Items]
Maturity date			May 13, 2025
Forecast [Member] | Beijing Bank [Member]
Subsequent Events [Line Items]
Working capital, terms		1 year
Borrowing amount		$ 1,384,984				¥ 10.0
Maturity date		Jul. 03, 2025
Fixed interest rate		4.15%				4.15%
Forecast [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01875
Price per share (in Dollars per share)	$ 1.25